Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 2,840
2022	1,878
2023	862
2024	113
2025 and thereafter	191
Total	$ 5,884	$ 7,188